LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of components of lease cost

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease cost (1)	57,080	41,595	37,428
Sublease income	(537)	(3,591)	(8,796)
Total lease cost	56,543	38,004	28,632
(1)	Operating lease cost includes short-term lease costs, which was not material in the period presented.

Schedule of components of leases that are recognized on the Balance Sheets

	As of December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	49,644	50,357
Non-cash Right-of-use assets in exchange for new lease liabilities:
Operating leases	2,157	1,674
Weighted average remaining lease term:
Operating leases	2.80 years	2.03 years
Weighted average discount rate:
Operating leases	5.27%	5.32%

Schedule of maturities of lease liabilities under operating leases, after adoption of ASU 2016-02

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2022:

Year ending December 31,	RMB
2023	43,701
2024	26,291
2025	8,441
Total lease payments	78,433
Less: imputed interest	(4,423)
Present value of lease liabilities	74,010